FEDERAL INCOME TAX (Details)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Federal Tax statutory rate	21.00%
Valuation allowance	14.41%
Effective rate	68.10%
Naturalshrimp Incorporated [Member]
Federal Tax statutory rate		21.00%	21.00%
Permanent differences		18.40%	3.46%
Valuation allowance		(39.40%)	(24.46%)
Effective rate		0.00%	0.00%